Segmented Information - Product Line (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segmented Information
Net premiums earned	$ 16,558.0	$ 13,988.7
Interest and dividends	640.8	769.2
Share of profit (loss) of associates	402.0	(112.8)
Net gains on investments	3,445.1	313.1
Gain on sale and consolidation of insurance subsidiaries	264.0	117.1
Other revenue	5,158.0	4,719.6
Income	$ 26,467.9	$ 19,794.9
Product Concentration | Net Premiums Earned
Segmented Information
Distribution of net premiums earned	100.00%	100.00%
Property
Segmented Information
Net premiums earned	$ 5,929.6	$ 5,034.3
Property | Product Concentration | Net Premiums Earned
Segmented Information
Distribution of net premiums earned	35.80%	36.00%
Casualty
Segmented Information
Net premiums earned	$ 9,150.1	$ 7,635.4
Casualty | Product Concentration | Net Premiums Earned
Segmented Information
Distribution of net premiums earned	55.30%	54.60%
Specialty
Segmented Information
Net premiums earned	$ 1,478.3	$ 1,319.0
Specialty | Product Concentration | Net Premiums Earned
Segmented Information
Distribution of net premiums earned	8.90%	9.40%
Property and Casualty Insurance and Reinsurance
Segmented Information
Net premiums earned	$ 16,090.2	$ 13,860.6
Property and Casualty Insurance and Reinsurance | Property
Segmented Information
Net premiums earned	5,921.4	5,002.7
Property and Casualty Insurance and Reinsurance | Casualty
Segmented Information
Net premiums earned	8,801.3	7,603.9
Property and Casualty Insurance and Reinsurance | Specialty
Segmented Information
Net premiums earned	1,367.5	1,254.0
Property and Casualty Insurance and Reinsurance | Northbridge Financial Corporation (Northbridge)
Segmented Information
Net premiums earned	1,800.9	1,424.1
Property and Casualty Insurance and Reinsurance | Northbridge Financial Corporation (Northbridge) | Property
Segmented Information
Net premiums earned	810.8	626.4
Property and Casualty Insurance and Reinsurance | Northbridge Financial Corporation (Northbridge) | Casualty
Segmented Information
Net premiums earned	828.7	659.6
Property and Casualty Insurance and Reinsurance | Northbridge Financial Corporation (Northbridge) | Specialty
Segmented Information
Net premiums earned	161.4	138.1
Property and Casualty Insurance and Reinsurance | Odyssey Group Holdings, Inc. (Odyssey Group)
Segmented Information
Net premiums earned	4,245.9	3,586.6
Property and Casualty Insurance and Reinsurance | Odyssey Group Holdings, Inc. (Odyssey Group) | Property
Segmented Information
Net premiums earned	2,187.5	1,838.9
Property and Casualty Insurance and Reinsurance | Odyssey Group Holdings, Inc. (Odyssey Group) | Casualty
Segmented Information
Net premiums earned	1,741.8	1,444.0
Property and Casualty Insurance and Reinsurance | Odyssey Group Holdings, Inc. (Odyssey Group) | Specialty
Segmented Information
Net premiums earned	316.6	303.7
Property and Casualty Insurance and Reinsurance | Crum & Forster Holdings Corp. (Crum & Forster)
Segmented Information
Net premiums earned	2,512.8	2,426.2
Property and Casualty Insurance and Reinsurance | Crum & Forster Holdings Corp. (Crum & Forster) | Property
Segmented Information
Net premiums earned	355.9	364.2
Property and Casualty Insurance and Reinsurance | Crum & Forster Holdings Corp. (Crum & Forster) | Casualty
Segmented Information
Net premiums earned	1,903.3	1,837.5
Property and Casualty Insurance and Reinsurance | Crum & Forster Holdings Corp. (Crum & Forster) | Specialty
Segmented Information
Net premiums earned	253.6	224.5
Property and Casualty Insurance and Reinsurance | Zenith National Insurance Corp. (Zenith National)
Segmented Information
Net premiums earned	711.1	643.8
Property and Casualty Insurance and Reinsurance | Zenith National Insurance Corp. (Zenith National) | Property
Segmented Information
Net premiums earned	42.9	37.5
Property and Casualty Insurance and Reinsurance | Zenith National Insurance Corp. (Zenith National) | Casualty
Segmented Information
Net premiums earned	668.2	605.9
Property and Casualty Insurance and Reinsurance | Zenith National Insurance Corp. (Zenith National) | Specialty
Segmented Information
Net premiums earned		0.4
Property and Casualty Insurance and Reinsurance | Brit Limited (Brit)
Segmented Information
Net premiums earned	1,754.3	1,710.7
Property and Casualty Insurance and Reinsurance | Brit Limited (Brit) | Property
Segmented Information
Net premiums earned	699.2	544.3
Property and Casualty Insurance and Reinsurance | Brit Limited (Brit) | Casualty
Segmented Information
Net premiums earned	745.7	853.0
Property and Casualty Insurance and Reinsurance | Brit Limited (Brit) | Specialty
Segmented Information
Net premiums earned	309.4	313.4
Property and Casualty Insurance and Reinsurance | Allied World Assurance Company Holdings, Ltd (Allied World)
Segmented Information
Net premiums earned	3,451.6	2,722.6
Property and Casualty Insurance and Reinsurance | Allied World Assurance Company Holdings, Ltd (Allied World) | Property
Segmented Information
Net premiums earned	990.2	882.6
Property and Casualty Insurance and Reinsurance | Allied World Assurance Company Holdings, Ltd (Allied World) | Casualty
Segmented Information
Net premiums earned	2,369.3	1,755.4
Property and Casualty Insurance and Reinsurance | Allied World Assurance Company Holdings, Ltd (Allied World) | Specialty
Segmented Information
Net premiums earned	92.1	84.6
Property and Casualty Insurance and Reinsurance | Fairfax Asia
Segmented Information
Net premiums earned	249.7	221.7
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Property
Segmented Information
Net premiums earned	90.4	74.5
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Casualty
Segmented Information
Net premiums earned	120.9	116.4
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Specialty
Segmented Information
Net premiums earned	38.4	30.8
Property and Casualty Insurance and Reinsurance | Other subsegment
Segmented Information
Net premiums earned	1,363.9	1,124.9
Property and Casualty Insurance and Reinsurance | Other subsegment | Property
Segmented Information
Net premiums earned	744.5	634.3
Property and Casualty Insurance and Reinsurance | Other subsegment | Casualty
Segmented Information
Net premiums earned	423.4	332.1
Property and Casualty Insurance and Reinsurance | Other subsegment | Specialty
Segmented Information
Net premiums earned	196.0	158.5
Life insurance and Run-off
Segmented Information
Net premiums earned	467.8	128.1
Life insurance and Run-off | Property
Segmented Information
Net premiums earned	8.2	31.6
Life insurance and Run-off | Casualty
Segmented Information
Net premiums earned	348.8	31.5
Life insurance and Run-off | Specialty
Segmented Information
Net premiums earned	$ 110.8	$ 65.0